Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 39,756	$ 52,142	$ 46,750	$ 59,423
Exercise of options and employee transactions, equity impact	(1)		(35)	153
Equity-based compensation, equity impact	268	242	552	433
Shares delivered to divested business employees, equity impact Sandoz	2		12
Taxes on treasury shares	12		(8)	(8)
Dividends			(7,624)	(7,255)
Net income	3,246	2,317	5,934	4,611
Other comprehensive income	205	219	(1,058)	$ 388
Net dividend paid			5,200
Withholding tax on the gross dividend			$ 2,400
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period			2,044.0	2,119.6
Equity at beginning of period	39,675	52,059	$ 46,667	$ 59,342
Shares acquired to be cancelled			(26.7)	(61.3)
Shares acquired for cancellation, equity impact			$ (2,698)	$ (5,767)
Other share purchases			(1.1)	(1.3)
Other share purchases, equity impact			$ 115	$ 121
Exercise of options and employee transactions shares			0.0	2.8
Exercise of options and employee transactions, equity impact	(1)		$ (35)	$ 153
Equity based compensation shares			8.3	8.5
Equity-based compensation, equity impact	268	242	$ 552	$ 433
Shares delivered to divested business employees Sandoz			0.1
Shares delivered to divested business employees, equity impact Sandoz	2		$ 12
Taxes on treasury shares	12		(8)	(8)
Dividends			(7,624)	(7,255)
Net income	3,246	2,316	5,934	4,609
Other comprehensive income	$ 207	$ 219	$ (1,054)	$ 387
Number of shares outstanding at end of period	2,024.6	2,068.3	2,024.6	2,068.3
Share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 793	$ 842	$ 825	$ 890
Treasury shares
Disclosure of classes of share capital [line items]
Equity at beginning of period	(17)	(36)	(41)	(92)
Exercise of options and employee transactions, equity impact				2
Equity-based compensation, equity impact	1	1	5	5
Retained earnings
Disclosure of classes of share capital [line items]
Equity at beginning of period	43,834	56,089	49,649	63,540
Exercise of options and employee transactions, equity impact	(1)		(35)	151
Equity-based compensation, equity impact	267	241	547	428
Shares delivered to divested business employees, equity impact Sandoz	2		12
Taxes on treasury shares	12		(8)	(8)
Dividends			(7,624)	(7,255)
Net income	3,246	2,316	5,934	4,609
Total value adjustments
Disclosure of classes of share capital [line items]
Equity at beginning of period	(4,935)	(4,836)	(3,766)	(4,996)
Other comprehensive income	$ 207	$ 219	$ (1,054)	$ 387